Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of (Loss) Income and Comprehensive(Loss) Income (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Comprehensive Income loss [Line Items]
Equity in gain (loss) of subsidiaries	$ 3,612,264	$ (3,529,999)	$ (3,684,384)
Change in fair value of convertible note	(536,295)
Change in fair value of warrants liabilities	(7,387,121)
General and administration expenses and others	(776,178)	(176,167)	(2,101,927)
NET LOSS	(5,087,330)	(3,706,166)	(5,786,311)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	725,727	12,635	(403,073)
COMPREHENSIVE LOSS	$ (4,361,603)	$ (3,693,531)	$ (6,189,384)